Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Overseas Value Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class A | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class A | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class A | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class A | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class A | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Class A | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Class A | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class A | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class A | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class C | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class C | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class C | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class C | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class C | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Class C | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Class C | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class C | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class C | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class C | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Class C | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional Class | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Institutional Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Institutional Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional 2 Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional 2 Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 2 Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional 2 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 2 Class | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Institutional 2 Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Institutional 2 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 2 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 2 Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Institutional 2 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Institutional 3 Class | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Institutional 3 Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Institutional 3 Class | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Institutional 3 Class | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Institutional 3 Class | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Institutional 3 Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Institutional 3 Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 3 Class | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 3 Class | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Institutional 3 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class R | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class R | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class R | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class R | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class R | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Class R | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Class R | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class R | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class R | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class R | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Class R | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Overseas Value Fund - Class S | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Overseas Value Fund - Class S | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Overseas Value Fund - Class S | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Overseas Value Fund - Class S | Imperial Brands PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Overseas Value Fund - Class S | Northern Star Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Overseas Value Fund - Class S | BPER Banca SPA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Overseas Value Fund - Class S | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Overseas Value Fund - Class S | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class S | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class S | AXA SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Overseas Value Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Columbia Overseas Value Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Columbia Overseas Value Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Overseas Value Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Overseas Value Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Overseas Value Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Overseas Value Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Overseas Value Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Overseas Value Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Overseas Value Fund - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Overseas Value Fund - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Overseas Value Fund - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Overseas Value Fund - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Overseas Value Fund - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Overseas Value Fund - Class S | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Overseas Value Fund - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Overseas Value Fund - Class S | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Overseas Value Fund - Class S | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Overseas Value Fund - Class S | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Overseas Value Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%